SEVERANCE PAYMENT, NET	12 Months Ended
Dec. 31, 2022
Severance Payment Net
SEVERANCE PAYMENT, NET

NOTE 16 – SEVERANCE PAYMENT, NET:

a.	The plan liabilities, net:

	Year ended	Year ended
	December 31, 2022	December 31, 2021
Defined benefit plan:
Present value of defined benefit obligation	$394	$541
Fair value of plan assets	(361)	(374)

Total	$33	$167

Changes in the present value of defined benefit obligation:

	2022	2021

Balance at beginning of year	$541	$563
Recognized in statement of comprehensive loss:
Interest cost	9	10
Current service cost	30	39
Currency translation	(111)	(71)
Recognized in other comprehensive gain :	(10)	-
Net actuarial gain	(98)	-

Balance at end of year	$361	$541

b.	The movement in the fair value of the plan assets:

	2022	2021

Balance at beginning of year	$(374)	$(376)
Recognized in statement of comprehensive loss:
Expected return	24	28

Recognized in other comprehensive loss /(gain):
Net actuarial loss (gain)	-	-
Other:
Contributions by employer	(11)	(26)

Balance at end of year	$(361)	$(374)

c.	The principal assumptions underlying the defined benefit plan:

	December 31, 2022	December 31, 2021

Discount rate of the plan liability	2.75%	2.24%

Expected rate of return on plan assets	2.64%	2.36%

Future salary increases	3.82%	3.47%

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)